EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended November 30, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	21.20%
From	01-Nov-15	16-Nov-15	15-Dec-15	Floating Allocation Percentage at Month-End	59.89%
To	30-Nov-15	15-Dec-15
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	333,333,333.33
Required Overcollateralization	$80,733,333.33
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,512,763.36
Series Nominal Liquidation Amount	415,579,430.02

Required Participation Amount	$415,579,430.02		Accumulation Account
Excess Receivables	$645,411,893.33		Beginning	500,000,000.00
			Payout	-
Total Collateral	1,060,991,323.35		Additions	166,666,666.67
			Ending Balance	666,666,666.67
Collateral as Percent of Notes	318.30%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	0.197000%
Beginning Gross Principal Pool Balance	$5,462,125,129.50		Applicable Margin	0.300000%
Total Principal Collections	$(1,732,475,987.24)			0.497000%
Investment in New Receivables	$1,893,235,763.58
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(31,066,263.22)		Interest	400,361.11	0.40
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.40
Less Net CMA Offset	$(579,755,521.58)
Less Servicing Adjustment	$(6,694,114.29)		Total Due Investors	400,361.11	0.497000%
Ending Balance	$5,005,369,006.75		Servicing Fee	$604,875.50
			Excess Cash Flow	409,020.82
SAP for Next Period	21.20%

Average Receivable Balance	$4,949,525,623.16
Monthly Payment Rate	35.00%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,140,430.85
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,140,430.85